Fair Value Measurement	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT	Fair Value Measurement
Financial Liabilities Measured at Fair Value on a Recurring Basis
The following tables present our fair value hierarchy for liabilities measured at fair value on a recurring basis was as follows (in thousands):

	Successor
	December 31, 2023	December 31, 2022
	Level 1	Level 1
Public Warrants	$2,688	$7,798
The fair value of the Public Warrants has been estimated using the Public Warrants’ quoted market price. The fair value of the Private Placement Warrants was estimated using the Public Warrants’ quoted market price. All Private Placement Warrants were exercised in April 2022.
In 2021 we reached an agreement with our former CEO which included payment of cash-settled S1 Holdco's equity profits interest, which was settled in conjunction with the consummation of the Merger. The fair value of the equity profits interest was determined with an option pricing model and utilizing significant unobservable inputs for a discount for lack of marketability and projected financial information. The fair value contingent consideration was determined with an option pricing model and contains significant unobservable inputs for projected financial information.
Changes in estimated fair value of Level 1, 2 and 3 financial liabilities were as follows (in thousands):

	Former CEO Equity Profits Interest	Contingent Consideration
	Level 3	Level 3
Fair value of liabilities at December 31, 2021 (Predecessor) and January 26, 2022 (Predecessor)	$11,132	$1,682

	Public Warrant Liability	Private Warrant Liability	Contingent Consideration
	Level 1	Level 2	Level 3
Fair value of liabilities at January 27, 2022 (Successor)	$18,285	$8,727	$1,682
Additions	—	—	28
Settlements	(1,147)	(21,818)	(1,715)
Change in fair value	(9,340)	13,091	5
Fair value of liabilities at December 31, 2022 (Successor)	7,798	—	—
Change in fair value	(5,110)	—	—
Fair value of liabilities at December 31, 2023 (Successor)	$2,688	$—	$—
The total impact of the changes in fair values related to contingent consideration and the former CEO's equity profits interest in S1 Holdco were included in selling, general and administrative expenses on the consolidated statements of operations. There were no transfers in or out of levels during the period January 1, 2022 through January 26, 2022 (Predecessor), the period January 27, 2022 through December 31, 2022 (Successor), or for the year ended December 31, 2023 (Successor).
Nonfinancial Assets Measured at Fair Value on a Nonrecurring Basis
For further information on the fair value assessment of goodwill and impairment charge recorded refer to Note 6, Goodwill, Internal-Use Software Development Costs, Net, and Intangible Assets, Net and Note 19, Discontinued Operations.